Revenues - Net Estimates At Completion Adjustments (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		7 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019
Change in Accounting Estimate [Line Items]
Net EAC Adjustments, before income taxes	$ (18,748)	$ (2,621)	$ (10,471)	$ 5,292	$ (122,468)	$ 6,255
Net EAC Adjustments, net of income taxes	$ (18,825)	$ (2,437)	$ (7,838)	$ 5,289	$ (123,552)	$ 6,246
Net EAC Adjustments, net of income taxes, per diluted share (usd per share)	$ (0.14)	$ (0.02)	$ (0.07)		$ (1.15)
Contracts Accounted for under Percentage of Completion
Change in Accounting Estimate [Line Items]
Net EAC Adjustments, before income taxes	$ 20	$ 224	$ 0		$ 1,650
Net EAC Adjustments, net of income taxes	$ 16	$ 177	$ 0		$ 1,304
Net EAC Adjustments, net of income taxes, per diluted share (usd per share)	$ 0	$ 0	$ 0		$ 0.01